Reconciliation of Financial Statements to Form 5500 - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500

The following table presents a reconciliation of net assets available for benefits as of December 31, 2025 and 2024 per the financial statements to the net assets available for benefits per Form 5500:

	December 31,	December 31,
	2025	2024
Net assets available for benefits:
Net assets available for benefits, per the financial statements	$18,361,479,022	$12,032,590,454
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Benefits payable to participants	(10,293,309)	(6,361,632)
Loans deemed distributed	(5,367,557)	(4,576,049)
Net assets available for benefits, per Form 5500	$18,333,843,411	$11,993,429,563

The following table presents a reconciliation of net income for the year ended December 31, 2025 and 2024 per the financial statements to the net income per Form 5500:

	Year Ended December 31,
	2025	2024
Net income (loss):
Net increase (decrease) in net assets available for benefits, per the financial statements	$2,596,666,745	$1,800,196,547
Reversal of prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	28,223,210	30,172,806
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Change in benefits payable to participants	(3,931,677)	(1,533,005)
Change in deemed loans distributions	(791,508)	(772,252)
Net income (loss), per Form 5500	$2,608,192,025	$1,799,840,886

Subsequent Events	Subsequent Events

The Plan was amended and restated effective January 1, 2026 and employees of Discover and its subsidiaries, that satisfy the participation requirements, became eligible to participate in the Plan on this date. Beginning on January 2, 2026 through January 8, 2026, all assets that were part of the Discover 401(k) Plan were physically transferred to the Trustee's account.